Financial assets and liabilities - Summary of Financial Investments (Detail) - BRL (R$) R$ in Thousands		Dec. 31, 2025	Dec. 31, 2024
Cash and cash equivalents1 [line items]
Financial investments		R$ 25,845,332	R$ 15,459,411
Applications in investment funds [member]
Cash and cash equivalents1 [line items]
Financial investments		2,525,668	2,122,442
Applications in investment funds [member] | Repurchase agreements [member]
Cash and cash equivalents1 [line items]
Financial investments	[1]	410,172	1,493,278
Applications in investment funds [member] | Certificate of bank deposits - CDB [member]
Cash and cash equivalents1 [line items]
Financial investments		964,949	604,398
Applications in investment funds [member] | Others [Member]
Cash and cash equivalents1 [line items]
Financial investments		1,150,547	24,766
Applications in banks [member]
Cash and cash equivalents1 [line items]
Financial investments		23,319,664	13,336,969
Applications in banks [member] | Repurchase agreements [member]
Cash and cash equivalents1 [line items]
Financial investments		127,577	236,101
Applications in banks [member] | Certificate of bank deposits - CDB [member]
Cash and cash equivalents1 [line items]
Financial investments		23,192,087	12,102,078
Applications in banks [member] | Others [Member]
Cash and cash equivalents1 [line items]
Financial investments			R$ 998,790

[1]	Repurchase agreements ("operações compromissadas") are allocated to the WG Renda Fixa Crédito Privado Fundo de Investimento ("WG Fixed Income Private Credit Investment Fund"), which was established as an open-ended condominium fund and is managed by Itaú Unibanco Asset Management Ltda. ("Itaú Asset"). The fund's portfolio is predominantly composed of investments in federal government securities and repurchase agreements collateralized by federal government securities.